Subsequent Events (Details) - USD ($)			12 Months Ended
		Apr. 13, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 28, 2026	Sep. 05, 2024
Subsequent Events (Details) [Line Items]
Net gain (in Dollars)			$ (4,769,726)	$ 111,603	$ 491,401
Ordinary shares, shares authorized	[1]		200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)	[1]		$ 0.00025	$ 0.00025
Ordinary shares, shares issued	[1]		5,038,018	4,590,004
Ordinary shares, shares outstanding	[1]		5,038,018	4,590,004
RBSB [Member]
Subsequent Events (Details) [Line Items]
Net gain (in Dollars)			$ 65,277
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Reverse split		1-for-5 reverse share split
Price per share (in Dollars per share)						$ 1
Subsequent Event [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares issued		5,038,018
Ordinary shares, shares outstanding		5,038,018
Maximum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares authorized							1,000,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.00005
Maximum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares authorized		1,000,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00025
Minimum [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Minimum [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, shares authorized		200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.00005

[1]	Retrospectively restated for the effect of the reverse share split on April 13, 2026.